Proposed Public Offering	2 Months Ended
Dec. 31, 2020
Proposed Public Offering
Proposed Public Offering

Note 3 — Proposed Public Offering

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 60,000,000 Units (or 69,000,000 Units if the underwriters’ over-allotment option is exercised in full) at a price of $10.00 per Unit. Each Unit is expected to consist of one share of Class A common stock and one-fifth of one warrant (“Public Warrant”). Each whole Public Warrant is anticipated to entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).